Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 20% - Fidelity Asset Manager 20%	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653